Interim Funding Facility (Narrative) (Detail) (USD $)	12 Months Ended							12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Rio Tinto [Member]	Dec. 31, 2011 Rio Tinto [Member]	Dec. 31, 2012 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Dec. 31, 2011 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Dec. 31, 2010 Non-Revolving Interim Funding Facility [Member] Rio Tinto [Member]	Dec. 31, 2012 Bridge Funding Facility [Member] Rio Tinto [Member]	Apr. 17, 2012 Bridge Funding Facility [Member] Rio Tinto [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity							$ 1,800,000,000		$ 1,500,000,000
Amount outstanding					1,800,000,000	400,700,000
Effective annual interest rate					Effective annual interest rate equaled 90% of the sum of the three-month LIBOR and 6.5%.			Bridge funding facility bear interest at LIBOR plus 5.0%.
Effective annual percent based on percentage of three month libor					90.00%
Basis spread on interim funding facility interest rate					6.50%			5.00%
Interest expense	11,943,000	11,013,000			101,100,000	900,000
Front end fee paid			15,000,000	18,000,000		18,000,000		15,000,000
Commitment fees incurred			72,764,000		1,500,000	7,700,000
Annual commitment fee						0.40%		1.75%
Front end fee and commitment fees capitalized								$ 16,200,000